Expected Credit Losses (Tables)	6 Months Ended
Jun. 30, 2021
Credit Loss [Abstract]
Allowance for Expected Credit Losses	The table below sets forth the allowance for credit losses:

	June 30, 2021	December 31, 2020
(In $ millions)
Expected credit loss provision	2.7	3.1